Defined Asset Funds®

Fundamental Research
2000 Series
B

Financial Services Portfolio

Redefining a Traditional Industry

Merrill Lynch

"Business as usual" has taken on a new look — from after-hours online securities trading to 24-hour banking and electronic bill paying. Escalating consumer and business demands are changing the way banks, finance and insurance companies conduct business in the U.S. and abroad. Defined Asset Funds® offers you the potential of this attractive industry with our...

Financial Services Portfolio

Defined Asset Funds — Our Philosophy

At Defined Asset Funds, we believe that knowledge and discipline are essential to sound investment planning. For this reason, our unit investment trusts provide the information to help you invest appropriately, and the discipline to help you stay on course.
We've found that diversity and drive can be key to uncovering compelling investments. To this end, our experienced team of research analysts and securities traders searches Wall Street and beyond, creating portfolios for strong potential. Our equity funds seek to capitalize on vibrant economic sectors, innovative quantitative strategies and thorough fundamental analysis. Our fixed-income funds offer the regular income and stability to help balance and diversify your investment assets.

At Defined Asset Funds, we set the foundation for each of our portfolios in this way, because we have a very important goal in mind — yours.

Why Financial Services?

Recent trends toward consolidation and efficiency in the financial services industry have opened a number of appealing investment opportunities. New business models and modern technologies are providing financial companies with novel ways to attract and service customers. At Defined Asset Funds, we believe that the outlook for financial  stocks appears positive.

The Selection Process
Defined Asset Funds Research Group selects Portfolio stocks of mid- to large-cap companies which provide financial services or products to consumers and corporations. These companies are analyzed for strong management track records, ability to manage through downturns in economic cycles and strong revenue growth. We also look for companies with strong potential in providing Internet financial services.

The Portfolio
The Financial Services Portfolio seeks capital appreciation by investing in 34 common stocks. The Portfolio is broadly diversified within the financial services industry: Banks, Insurance, Investment Bankers and Diversified Services, Processors and e-Finance, and Finance Companies. The mix of growth and value stocks gives investors an opportunity to invest in established financial services companies as well as emerging providers of Internet-based financial services.

Portfolio stocks will be held for a period of approximately two years. At the end of that time you can choose to either redeem your investment, or roll your proceeds into the next Portfolio, if available, at a reduced sales charge.

We suggest you follow this strategy for four to six years for potentially more consistent results.

The
Defined Asset Funds
Advantage

Diversification among 34 financial industry stocks.
■
A term of two years.
■
An affordable minimum investment.
■
You may sell your investment at any time at the then-current net asset value, which may be more or less than your original cost.

A D E F I N E D P O R T F O L I O

Company	Symbol	% of Portfolio	Company	Symbol	% of Portfolio
Banks Domestic		29%
AmSouth Bancorporation	ASO		The PMI Group, Inc.	PMI
Acquisitions have built AmSouth into a major southeastern bank with operations in Alabama, Florida and Tennessee.			The third largest private mortgage insurer in the nation with a market share of approximately 16%, The PMI Group also offers title insurance and other home mortgage products and services.
			Investment Bankers and Diversified Services		21%
Firstar Corporation	FSR		American Express Company	AXP
With the completion of the acquisition of Mercantile Bancorporation of St. Louis, this growth-oriented bank has a leading midwestern presence.			Providing travel-related, financial advisory and international banking services around the world, this company's products include the American Express Card, the Optima Card, Travelers Cheques and the recently launched "Blue Card".
FleetBoston Financial Corporation	FBF		The Charles Schwab Corporation	SCH
FleetBoston dominates banking in New England and has broadened its operations to include discount broker Quick & Reilly and investment bank Robertson Stephens.			A leader in discount brokerage and related services, this company combines the latest Internet and telephone technologies with around-the-clock personal service from brokers and staff in 280 branches.
National Commerce Bancorporation	NCBC		Citigroup, Inc.	C
Based in Tennessee and planning expansion in North Carolina, this bank has a unique approach to banking with the majority of its branches in supermarkets.			Citigroup is one of the largest and most diversified financial institutions in the world with more than 100 million customers in 100 countries. It offers consumer banking, insurance, corporate finance and securities underwriting.
U.S. Bancorp	USB		Lehman Brothers Holdings, Inc.	LEH
With offices located in the Midwest and West, this bank offers payment systems as well as brokerage services through U. S. Bancorp Piper Jaffray.			The nation's fourth largest securities firm and a global investment banking group, Lehman Brothers generates nearly half its revenues outside of the U.S.
Wachovia Corporation	WB		Stilwell Financial, Inc.‡	SV
Wachovia has branches in the Carolinas, Georgia and Virginia. Recent acquisitions have bolstered its asset management operations.			This company is a leading provider of asset management services through the following subsidiaries: Janus Capital Corporation, Berger Associates, Inc. and Nelson Money Managers.
Wells Fargo & Company	WFC		TD Waterhouse Group, Inc.‡	TWE
As a result of the merger between Norwest Corporation and Wells Fargo & Company, this company now has offices in 23 states. Its diversified services include a major effort into Internet banking.			The world's second largest broker for the self-directed investor, this company allows customers to trade via the Internet, telephone or at its 200 offices.
International			Processors and e-Finance		16%
Banco Santander Central Hispano, SA*	STD		The Bank of New York Company, Inc.	BK
Headquartered in Spain, Banco Santander serves individuals and corporate customers with credit, leasing, factoring, brokerage services and mutual funds. It also maintains an extensive banking network in Latin America.			The largest global trust custodian in the world and a leading provider of securities processing services in the U.S., this bank also maintains a large branch network in suburban New York City.
HSBC Holdings PLC*	HBC		CheckFree Corporation‡	CKFR
A global banking group, HSBC provides banking and financial services including retail and corporate banking, trade finance, trust services, securities, capital markets, treasury, private banking, investment banking and insurance.			With a focus on enabling consumers to receive and pay bills over the Internet, CheckFree is a leading provider of financial electronic commerce services.
UniCredito Italiano S.p.A.*†	UC IM		Convergys Corporation‡	CVG
Italy's second largest banking group, this company is composed of seven banks that offer a full range of financial services through a nationwide retail branch network that is concentrated in the most prosperous regions of the country.			Convergys is a global leader in providing outsourced billing and related services to communication, cable and other industries. It holds a leading share in wireless billing.
Insurance		23%
Ambac Financial Group, Inc.	ABK		Diebold, Inc.	DBD
Ambac Financial Group, Inc. Providing financial guaranty insurance and financial management services, Ambac is one of the dominant companies in the bond insurance industry.			Diebold is the leading manufacturer and servicer of automated self-service transaction systems.
American General Corporation	AGC		Intuit, Inc.‡	INTU
American General is a diversified insurance and financial services holding company with three main business segments: life insurance, retirement services and consumer finance. It is one of the nation's largest writers of individual annuities and the leading provider of fixed annuities sold through financial institutions.			A leader in financial software for individuals, small businesses and professionals, Intuit is the operator of Quicken.com, a major financial portal site.
American International Group, Inc.	AIG		Knight Trading Group, Inc.‡	NITE
The leading U.S.-based international insurance organization, AIG is the nation's largest underwriter of commercial insurance.			Knight Trading Group is a market maker in equity securities listed on the New York Stock Exchange, American Stock Exchange, NASDAQ and over-the-counter securities.
ING Groep N.V.*	ING		SunGard Data Systems, Inc.‡	SDS
One of the world's largest integrated financial services providers, this company offers life insurance, property/casualty insurance, commercial and investment banking and asset management.			Securities processing and business continuity are the main services offered by SunGard Data Systems, with major e-Processing initiatives underway.
			Finance Companies		11%
Marsh & McLennan Companies, Inc.	MMC		Fannie Mae	FNM
The world's largest insurance and reinsurance broker, Marsh & McLennan has three main businesses: insurance services, investment management and consulting services.			A publicly-held government sponsored enterprise, Fannie Mae provides stability in the secondary home mortgage market and creates a continuous flow of funds to mortgage lenders.
Nationwide Financial Services, Inc.	NFS		Heller Financial, Inc.	HF
Providing retirement and long-term insurance related savings products through a multi-channel distribution system in the U.S., Nationwide is a leader in the variable annuity business.			Heller Financial is a mid-market commercial finance company providing asset-based finance, cash flow lending, real estate financing, factoring and specialized finance.
*   This issuer is a foreign corporation; dividends, if any, may be subject to withholding taxes.

†   This security is listed on the Italian Stock Exchange and quoted in the Euro.

‡ This stock currently does not pay dividends.			Household International, Inc.	HI
A leading provider of consumer finance, this company offers consumers private-label and general purpose credit cards in the U.S., Canada and the U.K.
			MBNA Corporation	KRB
MBNA is a leading issuer of credit cards to customers of financial institutions, members of associations and other affinity groups.

QUANTITATIVE RESEARCH & INDEX
Institutional Holdings Portfolio
S&P Market Cap Plus Portfolio
S&P 500 Trust
S&P MidCap Trust
Select S&P Industrial Portfolio
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select Ten Portfolio (DJIA)
Standard & Poor's Industry Turnaround Portfolio
Standard & Poor's Intrinsic Value Portfolio
United Kingdom Portfolio (Financial Times Index)

SECTOR
Biotechnology Portfolio
Broadband Portfolio
Energy Portfolio
Financial Services Portfolio
Health Care Trust
Internet Portfolio
Media Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

FUNDAMENTAL RESEARCH
Baby Boom Economy PortfoliosSM
Earnings Growth Consistency Portfolio
European Growth Portfolio
Premier American Portfolio
Premier World Portfolio
Western Premier Portfolio

FIXED INCOME
Corporate Funds
Government Funds
Municipal Funds

Defining Your Risks Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

  The Portfolio is designed for investors who can assume the risks associated with equity investments, and is generally not appropriate for investors seeking capital preservation or current income.

  There can be no assurance that this Portfolio will meet its objective.

  This Portfolio consists entirely of common stocks of issuers in the financial industry which can involve special risks.

  The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile.

  This Portfolio does not reflect any investment recommendations of any of the Sponsors.

Tax Efficieny

Generally, dividends and any net capital gains will be subject to tax each year, whether or not reinvested. By holding this Portfolio for more than one year, certain investors may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20% for individuals). Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of six monthly installments of $2.50 per 1,000 units, deducted from the Portfolio's net asset value each year of its two-year life ($30.00 total).

	As a % of Public Offering Price	Amount Per 1,000 Units

Initial Sales Charge	1.00%	$10.00
Deferred Sales Charge Year 1	1.50%	$15.00
Deferred Sales Charge Year 2	1.50%	$15.00

Maximum Sales Charge	4.00%	$40.00

Annual Creation and Development Fee (as a % of net assets)	0.250%	$2.48

Estimated Annual Expenses (as a % of net assets)	0.213%	$2.10

Estimated Organization Costs		$2.36

If you sell your units before the final deferred sales charge installment in either the first or second year, the remaining balance of your deferred sales charge for that year will be deducted along with the estimated cost of selling Portfolio securities. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.
Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

If You Invest:	Your Maximum Two-Year Sales Charge (as a % of your investment) Will Be:

Less than $50,000	4.00%
$50,000 to $99,999	3.75%
$100,000 to $249,999	3.25%
$250,000 to $999,999	3.00%
$1,000,000 or more	2.25%

Invest In Financial Services Today!

You can get started with $250. Call your financial professional to learn how the Financial Services Portfolio may help to meet your personal investment goals and how it may be appropriate for your IRA account. You may request a free prospectus containing more complete information, including sales charges, expenses and risks. You may also download a prospectus from our Web site address listed above. Please read it carefully before you invest or send money.

Printed on Recycled Paper	32777BR-10/00
© 2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.